UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21024

Active Assets Institutional Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30,

Date of reporting period:	December 31, 2015

Item 1 - Report to Shareholders

Trustees

James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent, Chair of the Board
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2016 Morgan Stanley

INVESTMENT MANAGEMENT

Active Assets Institutional Government Securities Trust

Semiannual Report

December 31, 2015

AISSAN
1411067 EXP 02.28.17

Active Assets Institutional Government Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Expense Example	9
Portfolio of Investments	10
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Notes to Financial Statements	19
Financial Highlights	26
U.S. Privacy Policy	27

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Active Assets Institutional Government Securities Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended December 31, 2015

Market Conditions

The economy grew an average of 2.3 percent in the first half of 2015, as 3.9 percent gross domestic product (GDP) growth in the first quarter more than compensated for weak first quarter growth of 0.6 percent caused by bad winter weather.(i) The economy expanded at a somewhat slower pace in the third quarter, at 2.0 percent, as slower inventory growth subtracted from GDP as did lower exports due to the dollar's appreciation. Fourth quarter GDP was not released as of this writing; however, market expectations appeared to call for softer GDP growth, with the median consensus forecast on Bloomberg at 1.4 percent as of January 13, 2016.(ii)

While economic growth continued to exhibit a choppy pattern, labor market conditions have improved markedly. Non-farm payrolls rose an average of 173,000 per month in the third quarter of 2015, accelerating in the fourth quarter to an average of 283,000.(iii) Healthy job creation and fairly static participation rates have allowed the unemployment rate to fall to 5.0 percent as of December 2015, at or near the Federal Reserve's (Fed) definition of full employment.

At the June meeting, the Federal Open Market Committee (FOMC) delivered its much-anticipated updated interest rate projections from FOMC members, which showed that the median forecast for the fed funds rate at the end of 2015 was unchanged from the March statement at 0.625 percent and that 15 of the 17 voting members believed that 2015 will be the appropriate time to increase interest rates off of the zero bound.(iv) The Fed noted that the economy and labor market were improving but it needs to see more progress before raising rates. Fed Chair Janet Yellen reiterated that the forward path of rate hikes will be very gradual and that all policy decisions will be data dependent.

Over the June 30 quarter-end, the Federal Reserve Bank of New York (FRBNY) conducted term fixed-rate reverse repurchase agreement (RRP) facility, in addition to the overnight RRP operation, which helped counterbalance some of the supply pullback in our markets over quarter-ends. The FRBNY held two term auctions, with 7-day and 2-day maturity tenors, both for $100 billion each that matured over month-end. Both auctions were oversubscribed and each stopped at a 0.07 percent rate. Aggregating the overnight RRP, which totaled nearly $200 billion, with the term auctions, total RRP outstandings over the third quarter was about $450 billion, a new high for the facility.

The July FOMC meeting went fairly as expected, with no changes to policy and an upgraded assessment of the labor market. There was no FOMC meeting in August. However, China stole the spotlight globally as growth concerns sent the Shanghai Composite Index, a gauge of the Chinese stock market, sharply lower. The People's Bank of China has struggled to stem the market sell-off, despite using a wide array of unconventional policy tools. Although global growth concerns linger, U.S. economic data continued to remain solid.

(i)  GDP data from the Bureau of Economic Analysis

(ii)  Bloomberg News, "Survey: U.S. Economy to Expand 1.4% in 4Q15; Prior +2.1%," January 14, 2016

(iii)  Jobs and unemployment data from the Bureau of Labor Statistics

(iv)  Fed funds rate projections from the Federal Open Market Committee

All eyes were on the FOMC in September as markets around the world eagerly anticipated the interest rate decision and update on the economy. The September FOMC meeting was accompanied by the quarterly Summary of Economic Projections (SEP) and a press conference with Chair Yellen. In the meeting's most noteworthy decision, the benchmark fed funds rate was left unchanged, as the Fed refrained from hiking rates for the first time since 2006. In terms of a rate outlook going forward, projections from FOMC members showed that the median forecasts for the level of the fed funds rate over the next few years were revised downward slightly. Despite this, 13 of the 17 FOMC members still believed that 2015 was the appropriate time for the initial interest rate hike, which was down from 15 of 17 members in June. This messaging suggested a likelihood of a rate hike before the end of 2015.

The Fed saw further improvement in the labor market but inflation continued to run below the longer-run objective. The Fed also noted that the "recent global economic and financial developments may restrain economic activity somewhat and are likely to put downward pressure on inflation in the near-term." Overall, in light of heightened uncertainties abroad and subdued inflation, the Fed believed it should wait for further economic data to justify a rate hike. Forward guidance on this topic remained unchanged as the FOMC needed to see further progress in the labor market and must be "reasonably confident" that inflation is moving toward the long-run target of 2 percent over the medium term before raising rates. Messaging from Chair Yellen reiterated that the forward path of rate hikes will be very gradual and that all policy decisions will be data dependent.

The October FOMC meeting offered the market an important update on the Fed's views on market conditions and the economy. The FOMC indicated that the economy continued to expand at a moderate pace and upgraded household spending and business fixed investment progress to "solid" from "moderate." The statement also noted that the pace of job gains had slowed but the unemployment rate remained steady. Concerns had dissipated about global developments restraining financial activity, as this wording was completely dropped from the October statement. A key addition to this statement was the explicit mentioning of the next meeting in the context of raising rates. Many believed that the FOMC continued to favor increasing rates off of the zero bound before the end of the year.

November contained no Fed meetings. U.S. data started the month off well as the October Employment Report was much stronger than expected. Nonfarm payrolls increased 271,000 in October, easily surpassing expectations of 185,000. August and September payrolls were revised higher by 12,000. The unemployment rate dropped by 0.1 percent to 5.0 percent, which was in line with consensus expectations. U.S. third quarter GDP growth and inflation (as measured by the consumer price index and personal consumption expenditures) were in line with expectations, as the overall data trend has been positive. The rates market reflected this sentiment as short-dated Treasuries sold off considerably during

November, with yields on 1-, 3-, 6-, and 12-month Treasuries all rising by 10 to 20 basis points.

At the much-anticipated December FOMC meeting, interest rates were increased in line with expectations by basis points to a range of 0.25 percent to 0.50 percent. FOMC members acknowledged progress in the labor market but noted that inflation remains below their target. The Committee expects inflation to rise to 2 percent over the medium term as transitory factors dissipate. The Fed's updated interest rate forecasts were revised down very slightly. These projections imply four rate hikes in 2016, while market pricing currently indicates expectations of only two hikes in 2016. Overall, the Fed vowed to remain data dependent in terms of its decisions on further policy normalization going forward.

Following the December rate hike, the FRBNY made adjustments to the overnight fixed-rate reverse repurchase agreement (RRP) facility, increasing the overnight offering rate from 5 basis points to 25 basis points. In addition, the previous $300 billion overnight limit was removed. On year-end, the FOMC accepted a new high of $474.591 billion in overnight repos that all matured on January 4, 2016, aiding the collateral squeeze in our markets at quarter-end periods. Unlike previous quarter-ends, there were no submissions in the term auctions leading up to year-end due to a lack of yield incentive.

Performance Analysis

As of December 31, 2015, Active Assets Institutional Government Securities Trust had net assets of approximately $1.9 billion and an average portfolio maturity of 26 days. For the six-month period ended December 31, 2015, the Fund provided a total return of 0.01 percent. For the seven-day period ended December 31, 2015, the Fund provided an effective annualized yield of 0.18 percent and a current yield of 0.18 percent while its 30-day moving average yield for December was 0.10 percent. Yield quotations more closely reflect the current earnings of the Fund. Past performance is no guarantee of future results.

We continued to maintain a conservative approach in managing the Fund. For most of the period, yields on short-term investments remained low, which resulted in limited yield opportunities. As yields moved higher in late November and into December, we opportunistically bought government agency debt, maturing up to 7-month tenors, as the higher yields became too cheap, in our opinion. While our purchases increased the Fund's WAM and WAL measures, we continued to focus on ensuring liquidity and held a significant portion of the Fund's portfolio in short-term repurchase agreements.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 12/31/15
Repurchase Agreements	60.7%
U.S. Agency Securities	36.9
Other Repurchase Agreements	2.4
MATURITY SCHEDULE as of 12/31/15
1 - 30 Days	81.9%
31 - 60 Days	3.8
61 - 90 Days	5.5
91 - 120 Days	2.2
121 + Days	6.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund has adopted a policy to invest all of its assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash and/or government securities in order to qualify as a "government money market fund" under federal regulations. The Fund also has a policy to invest at least 80 percent of its assets in high quality, short-term U.S. government securities. In selecting investments, the Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks to maintain the Fund's share price at $1.00. The U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities issued by agencies or instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States; securities issued by agencies or instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations; and securities issued by agencies or instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. In addition, the Fund may invest in repurchase agreements.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example (unaudited)

As a shareholder of the Fund, you incur costs, including advisory fees, administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/15 – 12/31/15.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/15	12/31/15	07/01/15 – 12/31/15
Actual (0.01% return)	$1,000.00	$1,000.05	$0.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.83	$0.72

  @  Expenses are equal to the Fund's annualized expense ratio of 0.14% multiplied by the average account value over the period, multiplied by 187@@/366 (to reflect the one-half year period). If the fund had borne all of its expenses, the annualized expense ratio would have been 0.16%.

@@  Adjusted to reflect non-business day accruals.

Active Assets Institutional Government Securities Trust

Portfolio of Investments  ■  December 31, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (61.3%)
$20,000	Bank of Montreal, (dated 11/16/15; proceeds $20,005,889; fully collateralized by various U.S. Government agency securities, 2.00% - 5.00% due 06/01/23 - 01/01/44 and U.S. Government obligations, 0.13% - 6.25% due 03/31/16 - 02/15/40; valued at $20,457,863) (Demand 01/07/16)	0.20	(a)%	01/08/16	$20,000,000
20,000	Bank of Nova Scotia, (dated 08/04/15; proceeds $20,050,223; fully collateralized by various U.S. Government agency securities, 1.79% - 5.00% due 07/01/29 - 10/20/45 and a U.S. Government obligation, 3.13% due 05/15/21; valued at $20,576,023) (Demand 01/07/16)	0.25	(a)	08/04/16	20,000,000
25,000	Bank of Nova Scotia, (dated 01/02/15; proceeds $25,089,201; fully collateralized by various U.S. Government agency securities, 1.79% - 6.00% due 02/13/17 - 10/20/45; valued at $25,748,540)	0.35		01/04/16	25,000,000
50,000	Bank of Nova Scotia, (dated 01/05/15; proceeds $50,177,431; fully collateralized by various U.S. Government agency securities, 1.79% - 6.00% due 02/01/23 - 11/01/45; valued at $51,500,000)	0.35		01/05/16	50,000,000
80,000	Bank of Nova Scotia, (dated 10/07/15; proceeds $80,303,111; fully collateralized by various U.S. Government agency securities, 1.79% - 4.50% due 10/01/26 - 10/20/45; valued at $82,476,990) (Demand 01/07/16)	0.40	(a)	09/12/16	80,000,000
50,000	Barclays Capital, Inc., (dated 12/31/15; proceeds $50,001,778; fully collateralized by various U.S. Government obligations, 0.00% - 6.13% due 03/03/16 - 02/15/45; valued at $50,966,340)	0.32		01/04/16	50,000,000

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

Portfolio of Investments  ■  December 31, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$116,000	BNP Paribas Securities Corp., (dated 12/31/15; proceeds $116,003,996; fully collateralized by various U.S. Government agency securities, 1.63% - 6.50% due 11/20/20 - 05/20/45 and U.S. Government obligations, 0.00% - 0.38% due 01/15/25 - 11/15/42; valued at $118,858,754)	0.31%		01/04/16	$116,000,000
30,000	ING Financial Markets LLC, (dated 12/18/15; proceeds $30,030,000; fully collateralized by various U.S. Government agency securities, 2.37% - 3.50% due 12/01/25 - 02/01/43; valued at $30,903,090)	0.40		03/17/16	30,000,000
15,000	ING Financial Markets LLC, (dated 12/28/15; proceeds $15,014,000; fully collateralized by various U.S. Government agency securities, 2.37% - 3.50% due 10/01/42 - 02/01/43; valued at $15,450,046)	0.40		03/21/16	15,000,000
175,000	Mizuho Securities USA, Inc., (dated 12/31/15; proceeds $175,011,229; fully collateralized by various U.S. Government agency securities, 3.00% - 5.66% due 09/01/23 - 11/20/45; valued at $180,186,054)	0.33		01/07/16	175,000,000
40,000	Natixis, (dated 12/31/15; proceeds $40,001,556; fully collateralized by various U.S. Government obligations, 1.00% - 1.75% due 05/31/18 - 04/30/22; valued at $40,835,806)	0.35		01/04/16	40,000,000
30,000	RBC Capital Markets LLC, (dated 10/29/15; proceeds $30,022,500; fully collateralized by various U.S. Government obligations, 0.00% - 2.63% due 06/02/16 - 08/15/25; valued at $30,559,644) (Demand 01/07/16)	0.15	(a)	04/26/16	30,000,000

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

Portfolio of Investments  ■  December 31, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$42,000	RBC Capital Markets LLC, (dated 11/05/15; proceeds $42,017,850; fully collateralized by various U.S. Government agency securities, 0.00% - 6.00% due 09/01/26 - 03/20/65; valued at $43,260,000) (Demand 01/07/16)	0.17	(a)%	02/03/16	$42,000,000
15,000	RBC Capital Markets LLC, (dated 09/18/15; proceeds $15,019,608; fully collateralized by various U.S. Government agency securities, 0.00% - 5.50% due 12/01/19 - 12/01/45; valued at $15,450,000) (Demand 01/07/16)	0.26	(a)	03/17/16	15,000,000
25,000	RBC Capital Markets LLC, (dated 12/08/15; proceeds $25,008,250; fully collateralized by various U.S. Government agency securities, 0.00% - 4.50% due 12/01/30 - 12/01/45; valued at $25,750,001) (Demand 01/07/16)	0.33	(a)	01/13/16	25,000,000
118,000	RBC Capital Markets LLC, (dated 12/17/15; proceeds $118,104,397; fully collateralized by various U.S. Government agency securities, 2.68% - 4.00% due 05/01/36 - 12/20/45; valued at $121,553,242) (Demand 01/07/16)	0.35	(a)	03/17/16	118,000,000
240,000	RBS Securities, Inc., (dated 12/31/15; proceeds $240,008,533; fully collateralized by various U.S. Government obligations, 0.13% - 3.63% due 11/30/16 - 11/15/21; valued at $399,619,905)	0.32		01/04/16	240,000,000
25,000	Wells Fargo Securities LLC, (dated 11/02/15; proceeds $25,006,563; fully collateralized by various U.S. Government obligations, 0.00% - 0.63% due 03/24/16 - 11/15/16; valued at $25,482,594)	0.15		01/04/16	25,000,000

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

Portfolio of Investments  ■  December 31, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
$5,000	Wells Fargo Securities LLC, (dated 12/10/15; proceeds $5,003,792; fully collateralized by a U.S. Government obligation, 1.50% due 06/30/16; valued at $5,100,009)	0.30%	03/10/16	$5,000,000
5,000	Wells Fargo Securities LLC, (dated 12/29/15; proceeds $5,000,340; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 12/01/30 - 11/01/45; valued at $5,150,000)	0.35	01/05/16	5,000,000
20,000	Wells Fargo Securities LLC, (dated 12/21/15; proceeds $20,019,556; fully collateralized by various U.S. Government agency securities, 3.50% due 10/01/45 - 12/01/45; valued at $20,580,636)	0.40	03/18/16	20,000,000
	Total Repurchase Agreements (Cost $1,146,000,000)			1,146,000,000
	Other Repurchase Agreements (2.4%)
30,000	Interest in $750,000,000 joint repurchase agreement, dated 12/31/15 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $750,027,500 on 01/04/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 01/20/65; valued at $772,319,593.	0.33	01/04/16	30,000,000
15,000	Interest in $625,000,000 joint repurchase agreement, dated 12/31/15 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $625,025,694 on 01/04/16. The security provided as collateral at the end of the period held with BNY Mellon, tri-party agent, was a U.S. Government obligation with a maturity of 04/15/17; valued at $637,168,095.	0.37	01/04/16	15,000,000
	Total Other Repurchase Agreements (Cost $45,000,000)			45,000,000

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

Portfolio of Investments  ■  December 31, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)	ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (b)	MATURITY DATE	VALUE
	U.S. Agency Securities (37.2%)
	Federal Farm Credit Bank
$8,000	0.26	(a)%	02/03/16	10/03/16	$8,000,011
7,000	0.27	(a)	01/09/16	08/09/16	6,999,586
15,000	0.35	(a)	01/10/16	08/10/17	14,996,402
20,000	0.39	(a)	01/20/16	10/20/16	20,004,068
22,205	0.40	(a)	01/17/16	04/17/17	22,213,971
10,000	0.45	(a)	01/26/16	07/26/17	9,998,407
20,000	0.45	(a)	01/28/16	08/28/17	19,996,634
15,000	0.48	(a)	01/27/16	02/27/17	15,006,139
	Federal Home Loan Bank
9,000	0.21	(a)	02/10/16	02/10/17	8,998,423
40,000	0.23	(a)	02/14/16	02/14/17	39,992,902
10,000	0.25	(a)	01/08/16	09/08/16	10,000,000
15,000	0.25	(a)	01/09/16	02/09/16	14,998,456
19,000	0.26	(a)	01/05/16	10/05/16	18,996,499
15,000	0.27		—	02/24/16	14,994,263
20,000	0.30		—	01/29/16	19,995,861
15,000	0.30	(a)	01/17/16	01/17/17	14,997,626
15,000	0.31	(a)	01/18/16	05/18/16	15,000,000
7,000	0.32		—	01/07/16	7,000,063
9,000	0.32		—	03/02/16	8,995,433
20,000	0.35	(a)	01/16/16	05/16/16	20,000,000
20,000	0.35	(a)	01/18/16	08/18/17	20,000,000
20,000	0.35	(a)	01/17/16	03/17/17	19,996,354
10,000	0.36		—	03/04/16	9,994,000
8,000	0.38		—	01/25/16	7,999,919
6,000	0.39	(a)	01/26/16	08/26/16	5,999,871
15,000	0.41	(a)	01/28/16	03/28/16	15,000,000
15,000	0.48		—	03/11/16	14,986,600
23,500	0.50		—	05/10/16	23,458,549
28,000	0.60		—	06/24/16	27,920,536
15,000	0.62		—	06/15/16	14,957,892
29,000	0.64		—	06/17/16	28,916,377
10,000	0.64		—	06/20/16	9,970,133
10,100	0.65		—	06/10/16	10,071,187

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

Portfolio of Investments  ■  December 31, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (b)	MATURITY DATE	VALUE
	Federal Home Loan Mortgage Corporation
$11,500		0.31	(a)%	01/15/16	06/15/16	$11,499,215
40,000		0.32	(a)	01/18/16	02/18/16	39,999,247
10,000		0.37	(a)	01/24/16	08/24/16	10,000,000
28,000		0.40	(a)	01/21/16	07/21/16	27,998,435
20,000		0.41	(a)	01/20/16	04/20/17	19,996,043
21,000		0.51		—	04/25/16	20,966,680
20,000		0.51		—	04/27/16	19,967,700
	Federal National Mortgage Association
15,000		0.28	(a)	01/05/16	10/05/17	14,995,984
10,000		0.62		—	06/15/16	9,971,928
	Total U.S. Agency Securities (Cost $695,851,394)					695,851,394
	Total Investments (Cost $1,886,851,394) (c)				100.9%	1,886,851,394
	Liabilities in Excess of Other Assets				(0.9)	(17,439,570)
	Net Assets				100.0%	$1,869,411,824

  (a)  Rate shown is the rate in effect at December 31, 2015.

  (b)  Date of next interest rate reset.

  (c)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

Financial Statements

Statement of Assets and Liabilities December 31, 2015 (unaudited)

Assets:
Investments in securities, at value (cost $1,886,851,394, including value of repurchase agreements of $1,191,000,000)	$1,886,851,394
Cash	15,208,233
Receivable for:
Shares of beneficial interest sold	21,760,575
Interest	547,448
Prepaid expenses and other assets	52,456
Total Assets	1,924,420,106
Liabilities:
Payable for:
Shares of beneficial interest redeemed	54,643,595
Advisory fee	175,213
Administration fee	88,634
Transfer and sub transfer agent fee	11,216
Accrued expenses and other payables	89,624
Total Liabilities	55,008,282
Net Assets	$1,869,411,824
Composition of Net Assets:
Paid-in-capital	$1,869,403,868
Accumulated undistributed net investment income	6,569
Accumulated undistributed net realized gain	1,387
Net Assets	$1,869,411,824
Net Asset Value Per Share
1,869,392,217 shares outstanding (unlimited shares authorized of $0.01 par value)	$1.00

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

Financial Statements continued

Statement of Operations For the six months ended December 31, 2015 (unaudited)

Net Investment Income:
Interest Income	$1,653,417
Expenses
Advisory fee (Note 3)	972,429
Administration fee (Note 3)	486,214
Professional fees	47,187
Custodian fees	34,784
Registration fees	24,318
Shareholder reports and notices	12,943
Trustees' fees and expenses	12,445
Transfer and sub transfer agent fees (Note 4)	11,184
Other	23,769
Total Expenses	1,625,273
Less: amounts waived/reimbursed (Note 3)	(233,640)
Net Expenses	1,391,633
Net Investment Income	261,784
Net Realized Gain	1,981
Net Increase	$263,765

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	DECEMBER 31, 2015	JUNE 30, 2015
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$261,784	$191,702
Net realized gain	1,981	—
Net Increase	263,765	191,702
Dividends to shareholders from net investment income	(261,784)	(191,702)
Net decrease from transactions in shares of beneficial interest	(45,183,596)	(76,521,742)
Net Decrease	(45,181,615)	(76,521,742)
Net Assets:
Beginning of period	1,914,593,439	1,991,115,181
End of Period (Including accumulated undistributed net investment income of $6,569 and $6,569)	$1,869,411,824	$1,914,593,439

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

Notes to Financial Statements  ■  December 31, 2015 (unaudited)

1. Organization and Accounting Policies

Active Assets Institutional Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on January 18, 2002 and commenced operations on November 4, 2002.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Repurchase Agreements — The Fund invests directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Fund will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements, which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.

Active Assets Institutional Government Securities Trust

Notes to Financial Statements  ■  December 31, 2015 (unaudited) continued

D. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

F. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

Active Assets Institutional Government Securities Trust

Notes to Financial Statements  ■  December 31, 2015 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Repurchase Agreements	$—	$1,146,000,000	$—	$1,146,000,000
Other Repurchase Agreements	—	45,000,000	—	45,000,000
U.S. Agency Securities	—	695,851,394	—	695,851,394
Total Assets	$—	$1,886,851,394	$—	$1,886,851,394

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2015, the Fund did not have any investments transfer between investment levels.

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Management Inc. (the "Adviser"), the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.10% to the net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Fund's Adviser/Administrator has contractually agreed to assume all operating expenses of the Fund (except for brokerage fees) to the extent that such expenses on an annualized basis exceeds

Active Assets Institutional Government Securities Trust

Notes to Financial Statements  ■  December 31, 2015 (unaudited) continued

0.20% of the average daily net assets of the Fund. This arrangement had no effect during the most recent fiscal period.

In addition, the Adviser/Administrator has agreed to waive all or a portion of the Fund's advisory fee and administration fee, respectively, and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. For the six months ended December 31, 2015, the Adviser waived $233,640. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's Prospectus or until such time that the Fund's Board of Trustees, (the "Trustees"), act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate.

4. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

5. Transactions with Affiliates

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value ("NAV") of the Fund.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2015	FOR THE YEAR ENDED JUNE 30, 2015
	(unaudited)
Shares sold	3,249,456,521	5,864,417,448
Shares issued in reinvestment of dividends	261,784	191,702
	3,249,718,305	5,864,609,150
Shares redeemed	(3,294,901,901)	(5,941,130,892)
Net decrease in shares outstanding	(45,183,596)	(76,521,742)

Active Assets Institutional Government Securities Trust

Notes to Financial Statements  ■  December 31, 2015 (unaudited) continued

7. Risks Relating to Certain Financial Instruments

The Fund may invest in, or receive as collateral for repurchase agreements, securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). Securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may enter into repurchase agreements under which the Fund sends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to certain costs and delays.

8. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended June 30, 2015 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income

Active Assets Institutional Government Securities Trust

Notes to Financial Statements  ■  December 31, 2015 (unaudited) continued

for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 DISTRIBUTIONS PAID FROM:	2014 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	ORDINARY INCOME
$191,702	$234,996

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to deferred compensation, resulted in the following reclassifications among the Fund's components of net assets at June 30, 2015:

	ACCUMULATED UNDISTRIBUTED NET INVESTMENT	ACCUMULATED NET REALIZED
INCOME	LOSS	PAID-IN-CAPITAL
$(170)	$170	$—

At June 30, 2015, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$13,701	$—

At June 30, 2015, the Fund had available for Federal income tax purposes unused short-term capital losses of $594 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended June 30, 2015, the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of $170.

Active Assets Institutional Government Securities Trust

Notes to Financial Statements  ■  December 31, 2015 (unaudited) continued

9. Other

At December 31, 2015, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 100.0%.

10. Money Market Fund Regulation

The SEC has adopted changes to the rules that govern money market funds. These changes have a phase-in period ranging from mid-2015 to the latter half of 2016. "Government money market funds," which are money market funds that invest in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully by government securities, will be exempt from the requirement to consider imposing a redemption fee or suspending redemptions at certain liquidity levels. Government money market funds will also be exempt from the requirement to operate with a floating NAV and may continue to seek a stable NAV of $1.00 per share. While the industry is still assessing the impact of these rule changes, they may affect the investment strategies, performance, operating expenses and structure of money market funds. At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.

Active Assets Institutional Government Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED JUNE 30,
	MONTHS ENDED
	DECEMBER 31, 2015		2015		2014		2013		2012		2011
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net income from investment operations	0.000	(1)	0.000	(1)	0.000	(1)	0.000	(1)	0.000	(1)	0.000	(1)
Less dividends from net investment income	(0.000	) (1)	(0.000	) (1)	(0.000	) (1)	(0.000	) (1)(2)	(0.000	) (1)(2)	(0.000	) (1)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.01	%(4)	0.01%		0.01%		0.02%		0.01%		0.04%
Ratios to Average Net Assets:
Net expenses	0.14	%(3)(5)	0.10	%(3)	0.08	%(3)	0.14	%(3)	0.11	%(3)	0.17	%(3)
Net investment income	0.03	%(3)(5)	0.01	%(3)	0.01	%(3)	0.02	%(3)	0.01	%(3)	0.04	%(3)
Supplemental Data:
Net assets, end of period, in millions	$1,869		$1,915		$1,991		$2,379		$1,469		$1,135

  (1)  Amount is less than $0.001.

  (2)  Includes capital gain distribution of less than $0.001.

  (3)  If the Fund had borne all of its expenses that were reimbursed or waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
December 31, 2015	0.16%	0.01%
June 30, 2015	0.17	(0.06)
June 30, 2014	0.18	(0.09)
June 30, 2013	0.17	(0.01)
June 30, 2012	0.17	(0.05)
June 30, 2011	0.18	0.03

  (4)  Not annualized.

  (5)  Annualized.

See Notes to Financial Statements

Active Assets Institutional Government Securities Trust

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Active Assets Institutional Government Securities Trust

U.S. Privacy Policy (unaudited) continued

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies. We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they

Active Assets Institutional Government Securities Trust

U.S. Privacy Policy (unaudited) continued

are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Active Assets Institutional Government Securities Trust

U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Active Assets Institutional Government Securities Trust

U.S. Privacy Policy (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.
The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.
In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Government Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2016